Share capital - Narrative (Details) - shares shares in Millions	Jan. 03, 2023	Dec. 31, 2024	Feb. 22, 2024	Dec. 20, 2023
Multiple voting shares | Baring Private Equity Asia
Common Share capital
Common shares converted (in shares)			3.0	33.0
Ownership interest in businesses acquired				10.50%
Unissued Subordinate Voting Shares Reserved for Issuance Under our Share-based Compensation Plans
Common Share capital
Number of shares authorised (in shares)		16.0
Unissued Subordinate Voting Shares Reserved for Issuance Under Employee Share Purchase plan
Common Share capital
Number of shares authorised (in shares)		4.0
WillowTree
Common Share capital
Ownership interest in businesses acquired	86.00%
WillowTree | Subordinate voting shares
Common Share capital
Common shares issued (in shares)	6.0